Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw Materials	$ 746	$ 694	$ 437
Finished Goods	229	1,144	700
Inventory	975	1,838	1,137
Less: inventory writedown		(8)	(105)
Inventory	975	1,830	1,032
Inventory	$ 975	$ 1,838	$ 1,137